EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

2.EARNINGS PER SHARE

We compute net income per share using the two-class method.  The two-class method is an earnings allocation formula that determines income per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings.  Basic net income per share is computed using the weighted-average number of common shares outstanding during the period.  Diluted net income attributable to our shareholders is computed using the weighted-average number of common shares and the effect of potentially dilutive securities outstanding during the period.  Potentially dilutive shares consist of restricted shares.

The computation of basic and diluted earnings per share attributable to common shareholders is as follows:

(In thousands, except per share amounts)	2014	2013	2012
Income from continuing operations	$15,388	$29,964	$4,965
Less: net income attributable to noncontrolling interest	321	330	531

Income attributable to common shareholders before allocation of earnings to participating securities	15,067	29,634	4,434
Less: earnings allocated to participating securities	546	466	351

Income from continuing operations attributable to common shareholders	14,521	29,168	4,083
Net income from discontinued operations	—	1,177	1,206

Net income attributable to common shareholders	$14,521	$30,345	$5,289

Weighted-average number of common shares outstanding	41,998	39,764	34,652

Basic and diluted earnings per common share:
Income from continuing operations	$0.35	$0.73	$0.12
Income from discontinued operations, net of tax	—	0.03	0.03

Net income per common share attributable to common shareholders	$0.35	$0.76	$0.15

Diluted earnings per common share attributable to common shareholders excludes 0.4 million shares at December 31, 2014, and 0.3 million shares at December 31, 2013 and 2012, of potential common shares related to our share-based compensation plan, because the inclusion of the potential common shares would have had an antidilutive effect.